TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Corporate tax rates	23.00%	23.00%	24.00%
Tax benefit period	12 years
Net carry forward tax losses	$ 112,500
Subsidiaries [Member]
Tax Credit Carryforward [Line Items]
Corporate tax rates	21.00%